As filed with the Securities and Exchange Commission on April 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 29, 2016 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - 7.6%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1, 7.650%, 5/15/21	$331,986	$109,054
ALESCO Preferred Funding III Ltd.
Series 2004-3, Class B1, 2.272%, 5/1/34 (a)(c)(e)	2,152,941	775,059
Series 2004-3, Class B2, 2.272%, 5/1/34 (a)(c)	2,745,000	1,070,550
American Credit Acceptance Receivables Trust
Series 2015-3, Class C, 4.840%, 10/12/21 (c)	720,000	714,652
Arbor Realty Collateralized Loan Obligation
Series 2014-1A, Class C, 5.376%, 5/15/24 (a)(c)(e)	2,500,000	2,493,750
Cajun Global, LLC
Series 2011-1, Class A2, 5.955%, 2/20/41 (c)	811,364	827,794
DT Auto Owner Trust
Series 2015-3A, Class D, 4.530%, 10/17/22 (c)	700,000	691,935
HOA Funding LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (c)(e)	4,477,500	4,013,309
Series 2015-1A, Class B, 9.000%, 8/20/44 (c)(e)	2,000,000	1,761,641
INCAPS Funding I Ltd.
2.414%, 6/1/33 (a)(c)(e)	5,454,001	4,581,361
2.414%, 6/1/33 (a)(c)(e)	835,642	701,939
Invitation Homes Trust
Series 2014-SFR3, Class E, 4.932%, 12/18/31 (a)(c)	2,000,000	1,960,402
KeyCorp Student Loan Trust
Series 2003-A, Class 2B, 1.149%, 1/25/37 (a)	808,334	691,519
Mid-State Trust VI
Series 6, Class A3, 7.540%, 7/1/35	22,856	24,351
MM Community Funding III
Series 2002, 2.599%, 5/1/32 (a)(c)(e)	734,728	604,314
MMcapS Funding XVII Ltd.
Series 2005-17A, Class A1, 0.985%, 12/1/35 (a)(c)(e)	500,009	377,507
Oakwood Mortgage Investors, Inc.
Series 2002-A, Class A1, 0.254%, 9/15/17 (a)	229,103	201,872
RFT Issuer Ltd.
Series 2015-FL1, Class B, 4.307%, 8/15/30 (a)(c)(e)	2,000,000	1,970,000
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	3,700,000	3,704,512
Series 2015-1A, Class A, 3.100%, 12/15/23 (c)	2,908,296	2,898,032
TPref Funding I Ltd.
Series 2002, 1.522%, 1/15/33 (a)(c)(e)	594,336	523,016
Total Asset-Backed Securities (cost $32,232,055)		30,696,569

COLLATERALIZED DEBT OBLIGATIONS - 1.2%
Trapeza LLC
Series 2002-1A, Class B1, 1.405%, 11/30/32 (a)(c)(e)	1,428,368	1,128,411
Series 2004-7A, Class A1, 1.029%, 1/25/35 (a)(c)(e)	3,590,116	2,764,389
Series 2007-12A, Class A1, 0.902%, 4/6/42 (a)(c)(e)	1,620,102	1,093,569
Total Collateralized Debt Obligations (cost $5,443,252)		4,986,369

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 6.8%
ARCap REIT, Inc.
Series 2003-1A, Class C, 5.980%, 8/20/38 (c)(e)	2,790,717	2,783,740
Capitalsource Real Estate Loan Trust
Series 2006-1A, Class A1A, 0.877%, 1/20/37 (a)(c)	1,697,681	1,692,978
Fannie Mae-Aces
Series 2010-M6, Class SA, 5.954%, 9/25/20 (a)	2,209,420	402,126
FREMF Mortgage Trust
Series 2014-KF05, Class B, 4.427%, 9/25/21 (a)(c)	4,660,047	4,682,962
Series 2015-KF08, Class B, 5.275%, 2/25/22 (a)(c)	3,361,326	3,385,647
Series 2015-KF12, Class B, 7.525%, 9/25/22 (a)(e)	1,999,021	1,969,036
Series 2015-K720, Class B, 3.389%, 8/25/47 (a)(c)(e)	916,000	780,890
Series 2015-K720, Class C, 3.389%, 8/25/47 (a)(c)(e)	4,000,000	2,970,000
Series 2015-K47, Class B, 3.600%, 6/25/48 (a)(c)	6,500,000	5,833,263
Series 2015-K48, Class C, 3.636%, 8/25/48 (a)(c)	2,100,000	1,694,014
GNMA II Pool
Pool #710061, 4.650%, 12/20/60	71,264	74,108
Pool #899223, 2.618%, 9/20/63 (a)	77,005	82,036
GNMA REMIC Trust
Series 2013-46, Class AC, 1.887%, 3/16/46 (a)	94,006	93,315

Series 2012-25, Class IO, 0.851%, 8/16/52 (a)	5,194,254	235,415
Series 2013-173, Class AC, 2.761%, 10/16/53 (a)	93,331	97,345
Lehman Mortgage Trust
Series 2006-2, Class 4A1, 5.000%, 4/25/36	602,412	608,429
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, Class 1A1, 2.832%, 1/25/35 (a)	117,901	117,078
Total Commercial Mortgage-Backed Securities - Agency (cost $27,975,004)		27,502,382

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 21.0%
Bayview Commercial Asset Trust
Series 2005-1, Class M2, 0.886%, 4/25/35 (a)(c)	498,995	432,861
Series 2005-1A, Class B3, 4.936%, 4/25/35 (a)(c)	1,325,007	1,302,313
Series 2005-3A, Class M1, 0.876%, 11/25/35 (a)(c)	46,931	40,430
Series 2005-3A, Class M2, 0.926%, 11/25/35 (a)(c)	1,877,221	1,563,148
Series 2005-4A, Class A1, 0.736%, 1/25/36 (a)(c)	2,578,180	2,215,805
Series 2006-1A, Class M2, 0.836%, 4/25/36 (a)(c)	559,622	444,332
Series 2006-SP1, Class M4, 1.086%, 4/25/36 (a)(c)	4,340,000	3,373,318
Series 2006-2A, Class M1, 0.746%, 7/25/36 (a)(c)	655,542	544,301
Series 2006-2A, Class M4, 0.856%, 7/25/36 (a)(c)	1,164,902	893,177
Series 2006-2A, Class B1, 1.306%, 7/25/36 (a)(c)	450,952	312,954
Series 2007-3, Class A2, 0.726%, 7/25/37 (a)(c)	2,206,554	1,729,242
Series 2007-3, Class M2, 0.776%, 7/25/37 (a)(c)	1,857,749	1,291,609
Series 2008-2, Class SIO, 4.182%, 4/25/38 (a)(c)	17,284,814	48,950
Bear Stearns Commercial Mortgage Securities Trust
Series 2000-WF2, Class J, 6.625%, 10/15/32	1,077,875	1,068,785
Series 2006-PW11, Class D, 5.477%, 3/11/39 (a)(c)(e)	1,800,000	1,080,000
Series 2006-PW13, Class AJ, 5.611%, 9/11/41 (a)	621,068	626,028
Business Loan Express
Series 2002-1A, Class A, 0.986%, 7/25/28 (a)(c)	404,707	384,032
Series 2003-1A, Class A, 1.436%, 4/25/29 (a)(c)(e)	849,218	713,343
Series 2005-1A, Class M, 1.236%, 6/27/33 (a)(c)(e)	438,467	350,773
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class D, 4.227%, 7/15/30 (a)(c)	2,570,000	2,462,106
CNL Commercial Mortgage Loan Trust
Series 2001-1A, Class A, 1.072%, 10/20/27 (a)(c)	567,873	516,457
Series 2001-1A, Class B, 2.932%, 10/20/27 (a)(c)	146,098	129,560
Series 2001-2A, Class A, 1.154%, 3/23/28 (a)(c)	374,519	338,262
Series 2002-1A, Class A, 1.036%, 10/25/28 (a)(c)	151,639	131,158
Series 2002-2A, Class A, 1.239%, 3/27/29 (a)(c)	310,679	285,112
Series 2003-2A, Class A1, 0.876%, 10/25/30 (a)(c)	330,425	281,669
Series 2003-1A, Class A1, 0.931%, 5/15/31 (a)(c)	929,051	863,655
Comm Mortgage Trust
Series 2006-C8, Class AJ, 5.377%, 12/10/46	1,600,000	1,524,228
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class AJ, 5.538%, 9/15/39 (a)	4,000,000	3,870,713
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class H, 5.792%, 1/15/37 (a)(c)	1,450,000	1,339,172
Series 2004-C5, Class H, 5.386%, 11/15/37 (a)(c)(e)	348,237	174,118
Series 2003-C3, Class J, 4.231%, 5/15/38 (a)(c)	3,956,601	3,857,597
Series 2005-C4, Class E, 5.186%, 8/15/38 (a)(c)	157,515	157,325
Series 2004-C4, Class E, 5.135%, 10/15/39 (a)(c)	4,062,000	4,240,886
Credit Suisse Mortgage Trust
Series 2010-RR4, Class 1BA, 5.383%, 2/15/40 (a)(c)	1,434,676	1,449,756
FFCA Secured Lending Corp.
Series 2000-1, Class B, 8.180%, 9/18/27 (c)	319,567	319,715
FREMF Mortgage Trust
Series 2015-K721, Class C, 3.565%, 11/25/47 (a)(c)	1,000,000	750,072
GCCFC Commercial Mortgage Trust
Series 2005-GG3, Class F, 5.287%, 8/12/42 (a)(c)	3,000,000	2,599,789
GE Commercial Mortgage Corp.
Series 2005-C4, Class AJ, 5.428%, 11/10/45 (a)	3,413,184	3,094,849
GS Mortgage Securities Trust
Series 2007-GG10, Class AM, 5.794%, 8/10/45 (a)	6,000,000	5,749,415
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class D, 4.177%, 8/16/32 (a)(c)(e)	1,000,000	980,000
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2001-C1, Class J, 5.626%, 10/12/35 (a)(c)	321,615	319,462
Series 2005-CB12, Class B, 5.267%, 9/12/37 (a)	3,240,000	3,144,206
Series 2006-LDP7, Class B, 5.930%, 4/15/45 (a)(e)	100,000	35,000
Series 2007-LDP12, Class AJ, 6.007%, 2/15/51 (a)	2,000,000	1,939,883
Series 2007-LDP12, Class B, 6.007%, 2/15/51 (a)	805,000	743,741
LB Commercial Mortgage Trust

Series 1999-C2, Class K, 6.720%, 10/15/32	1,255,356	1,254,446
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class E, 4.979%, 1/15/36 (a)	2,672,500	2,670,361
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class B, 1.386%, 2/25/30 (a)(c)	644,264	494,390
Series 2005-2A, Class B, 1.436%, 9/25/30 (a)(c)	827,522	529,913
Series 2006-2A, Class M1, 0.726%, 9/25/36 (a)(c)	4,579,000	3,488,519
Series 2006-2A, Class B, 1.336%, 9/25/36 (a)(c)	1,500,000	530,203
Series 2006-3A, Class M1, 0.726%, 12/25/36 (a)(c)	5,715,000	3,320,536
ML-CFC Commercial Mortgage Trust
Series 2006-2, Class B, 5.954%, 6/12/46 (a)(c)	190,000	186,574
Series 2006-4, Class AJ, 5.239%, 12/12/49	4,000,000	3,877,135
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class E, 5.498%, 7/15/42 (a)(c)	169,729	169,521
Series 2006-C28, Class B, 5.672%, 10/15/48 (a)	4,265,000	4,143,335
Series 2006-C29, Class AJ, 5.368%, 11/15/48 (a)	3,220,000	3,140,116
Waterfall Victoria Mortgage Trust
Series 2011-SB2A, Class M2, 5.500%, 4/25/39 (a)(c)	1,789,200	1,702,108
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $89,179,212)		85,220,464

CORPORATE BONDS - 0.4%
Ocwen Financial Corp.
6.625%, 5/15/19	1,770,000	1,526,625
Total Corporate Bonds (cost $1,663,548)		1,526,625

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 1.1%
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, 6.136%, 4/25/28 (a)(e)	2,400,000	2,274,000
FHLMC Structured Pass Through Securities
Series T-030, Class A5, 7.023%, 12/25/30 (f)	61,841	65,671
Series T-048, Class 1A4, 5.538%, 7/25/33	9,267	10,522
Series T-067, Class 1A1C, 2.963%, 3/25/36 (a)	132,165	140,809
FNMA Pool
Pool #646948, 7.500%, 6/1/32	17,054	19,859
Pool #765657, 2.625%, 1/1/34 (a)	28,958	30,951
Pool #745029, 2.480%, 4/1/35 (a)	44,122	46,557
Pool #871313, 5.500%, 5/1/36	22,727	24,310
Pool #256370, 5.500%, 6/1/36	41,007	45,418
Pool #909469, 2.599%, 2/1/37 (a)	62,684	65,912
Pool #888534, 5.000%, 8/1/37	70,862	78,625
Pool #995851, 6.500%, 10/1/37	63,037	70,190
Pool #256978, 5.000%, 11/1/37	22,301	24,384
Pool #257138, 5.000%, 3/1/38	61,042	65,581
FNMA REMIC Trust
Series 2001-W4, Class AV1, 0.716%, 2/25/32 (a)	67,012	65,154
Series 2002-W11, Class 2A9, 5.478%, 11/25/32 (f)	266,656	295,761
Series 2003-T2, Class A1, 0.716%, 3/25/33 (a)	60,892	59,430
Series 2007-30, Class ZM, 4.250%, 4/25/37	45,253	52,207
Series 2007-W8, Class 1A5, 6.304%, 9/25/37 (a)	34,260	36,776
Series 2013-53, Class CB, 2.000%, 10/25/40	191,671	194,501
Series 2001-50, Class BA, 7.000%, 10/25/41	31,490	36,758
Series 2003-W2, Class 2A9, 5.900%, 7/25/42	62,331	71,692
Series 2003-W4, Class 2A, 6.383%, 10/25/42 (a)	20,136	23,620
Series 2003-W12, Class 1A8, 4.550%, 6/25/43	47,438	51,890
Series 2004-T3, Class 2A, 3.296%, 8/25/43 (a)	111,869	119,879
Series 2004-W9, Class 1A3, 6.050%, 2/25/44	35,986	42,440
Freddie Mac REMIC
Series 2455, Class GK, 6.500%, 5/15/32	19,490	22,417
GNMA I Pool
Pool #749337, 2.700%, 1/15/41	97,101	98,588
GNMA II Pool
Pool #745378, 5.000%, 6/20/40	70,526	76,774
Pool #751746, 4.863%, 6/20/61	79,309	83,197
Pool #751409, 4.626%, 7/20/61	75,661	79,487
Pool #898728, 2.799%, 9/20/63 (a)	52,056	56,107
Pool #AG8025, 2.599%, 10/20/63 (a)	172,995	185,965
Total Residential Mortgage-Backed Securities - Agency (cost $4,690,392)		4,615,432

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 54.2%
ABN AMRO Mortgage Corp.
Series 2003-13, Class A3, 5.500%, 1/25/34	75,656	76,756

ABSC Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 8.550%, 9/21/30 (a)	582,183	611,027
ACE Security Corp. Home Equity Loan Trust
Series 2003-NC1, Class M1, 1.597%, 7/25/33 (a)	328,980	309,360
Series 2006-ASAP2, Class M2, 0.806%, 3/25/36 (a)(l)	1,176,012	288,221
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1, 2.762%, 9/25/35 (a)	1,186,777	979,213
Series 2005-6A, Class 1A1, 0.976%, 11/25/35 (a)	370,618	305,439
Series 2007-1, Class 5A1, 0.586%, 3/25/37 (a)	2,424,780	1,687,342
Aegis Asset Backed Securities Trust
Series 2006-1, Class A2, 0.606%, 1/25/37 (a)	3,094,792	2,053,760
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/25/27 (f)	454,422	452,627
Series 1998-4, Class 2A2, 1.366%, 11/24/28 (a)	471,978	420,467
Series 1999-1, Class 1A1, 1.316%, 2/25/29 (a)	594,185	505,692
Series 2000-1, Class 1A, 0.766%, 3/25/30 (a)	66,432	60,493
Series 2000-2, Class 2A, 1.136%, 6/25/30 (a)	804,005	664,947
Series 2000-3, Class 1A, 1.186%, 10/25/30 (a)(c)	141,606	120,707
American Home Mortgage Investment Trust
Series 2007-A, Class 13A1, 6.100%, 1/25/37 (c)(f)	304,079	166,349
Series 2004-1, Class 3A, 2.501%, 4/25/44 (a)	180,112	175,448
Amresco Residential Securities Mortgage Loan Trust
Series 1999-1, Class M1, 1.686%, 11/25/29 (a)	1,945,093	1,747,700
Asset Backed Funding Certificates
Series 2002-WF2, Class M2, 2.536%, 2/25/32 (a)	84,605	82,042
Series 2004-AHL1, Class M1, 1.216%, 9/25/33 (a)	6,095,068	5,102,159
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	2,370,250	2,492,746
Series 2005-HE2, Class M4, 1.666%, 2/25/35 (a)	498,424	254,871
Banc of America Funding Corp.
Series 2009-R17, Class 3A2, 5.500%, 2/26/20 (c)	1,646,450	1,643,430
Series 2009-R15, Class 5A3, 5.500%, 6/26/21 (c)	1,081,677	1,073,967
Series 2004-B, Class 1A1, 2.811%, 12/20/34 (a)	144,865	130,400
Series 2004-B, Class 3A2, 2.997%, 12/20/34 (a)	1,214,788	637,283
Series 2004-C, Class 1B2, 3.085%, 12/20/34 (a)	35,050	33,888
Series 2005-F, Class 1X, 2.360%, 9/20/35	2,306,744	198,050
Series 2008-R4, Class 1A4, 0.877%, 7/25/37 (a)(c)	3,363,219	2,182,441
Series 2009-R9, Class 2A2, 2.436%, 7/26/37 (a)(c)	1,530,435	1,140,354
Series 2007-5, Class 7A2, 43.380%, 7/25/47 (a)	202,366	414,405
Banc of America Mortgage Securities
Series 2004-7, Class 4A1, 5.000%, 8/25/19	23,808	23,917
Series 2007-4, Class 2A3, 5.243%, 12/26/22 (a)	117,141	114,573
Series 2003-10, Class 1A2, 5.500%, 1/25/34	109,211	107,483
Series 2004-A, Class 3A1, 2.909%, 2/25/34 (a)	45,670	43,637
Series 2004-B, Class 2A1, 2.850%, 3/25/34 (a)	18,037	17,927
Series 2004-2, Class 1A8, 5.500%, 3/25/34	235,642	240,510
Series 2004-3, Class 1A26, 5.500%, 4/25/34	29,992	30,404
Series 2004-I, Class 3A2, 2.840%, 10/25/34 (a)	6,890	6,803
Bayview Financial Acquisition Trust
Series 2007-A, Class 1A4, 6.725%, 5/28/37 (f)	12,526,000	12,344,455
Series 2005-C, Class M4, 1.239%, 6/28/44 (a)	3,037,000	2,312,934
Bayview Financial Asset Trust
Series 2007-SR1A, Class A, 0.886%, 3/25/37 (a)(c)	1,022,352	860,823
Series 2007-SR1A, Class M1, 1.236%, 3/25/37 (a)(c)	643,377	545,887
Series 2007-SR1A, Class M2, 1.336%, 3/25/37 (a)(c)	349,597	293,544
Bayview Financial Revolving Asset Trust
Series 2005-E, Class A2A, 1.369%, 12/28/40 (a)(c)	3,066,379	2,208,003
Series 2005-E, Class A1, 1.431%, 12/28/40 (a)(c)	3,929,788	2,856,364
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A, 3.156%, 7/25/34 (a)	30,711	30,583
Series 2004-6, Class 2A2, 2.971%, 9/25/34 (a)	331,721	284,255
Series 2004-9, Class 12A2, 3.015%, 11/25/34 (a)	68,125	64,188
Series 2004-8, Class 12A1, 3.270%, 11/25/34 (a)	29,401	28,997
Series 2005-12, Class 11A1, 2.707%, 2/25/36 (a)	95,343	75,573
Series 2005-12, Class 24A1, 2.709%, 2/25/36 (a)(e)	158,263	121,862
Bear Stearns ALT-A Trust
Series 2004-11, Class 2A6A, 2.696%, 11/25/34 (a)	682,575	629,653
Series 2004-12, Class 2A6, 2.626%, 1/25/35 (a)	392,271	336,999
Series 2004-12, Class 2A4, 2.793%, 1/25/35 (a)	744,191	637,841
Bear Stearns Asset Backed Securities Trust
Series 2005-CL1, Class A1, 0.827%, 9/25/34 (a)	2,238,685	2,082,899
Series 2005-SD4, Class 1X, 0.515%, 9/25/35 (a)	11,738,119	306,774

Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.319%, 3/25/31 (a)	403,912	407,300
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-2, Class 1A5, 6.333%, 4/25/32 (f)	154,481	157,597
Series 2003-1, Class 1A5, 5.914%, 10/25/32 (f)	125,745	127,826
Series 2004-1, Class 2A2, 0.896%, 12/25/33 (a)	18,134	16,913
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A4, 5.500%, 3/25/34	29,668	29,670
Series 2007-A3, Class 1A7, 2.704%, 12/25/37 (a)	565,607	486,386
ChaseFlex Trust
Series 2005-1, Class 2A4, 5.500%, 2/25/35	583,844	503,294
Chevy Chase Mortgage Funding Corp.
Series 2005-1, Class A2, 0.636%, 1/25/36 (a)(c)	529,520	458,084
Series 2005-C, Class A2, 0.707%, 10/25/46 (a)(c)	727,387	543,142
CIT Group Home Equity Loan Trust
Series 2002-1, Class AF5, 7.210%, 2/25/33 (f)	524,633	525,546
Citicorp Mortgage Securities Trust
Series 2006-3, Class 3A1, 5.500%, 6/25/36	226,103	226,970
Series 2007-6, Class 3A1, 5.500%, 7/25/37	136,322	132,385
Series 2007-8, Class 1A4, 6.000%, 9/25/37	919,380	913,426
Citigroup Mortgage Loan Trust
Series 2009-8, Class 6A2, 5.750%, 4/25/23 (a)(c)	1,448,123	1,449,201
Series 2004-HYB1, Class A41, 3.178%, 2/25/34 (a)	103,869	102,099
Series 2004-NCM1, Class 2A2, 6.000%, 7/25/34	424,259	448,955
Series 2009-11, Class 6A2, 1.777%, 10/25/35 (a)(c)	2,597,470	1,931,212
Series 2005-7, Class 1A1, 3.182%, 10/25/35 (a)	1,444,346	1,044,160
Series 2006-AR3, Class 2A1A, 2.645%, 6/25/36 (a)	7,413,652	5,910,546
Series 2006-AR5, Class 1A3A, 2.932%, 7/25/36 (a)	307,963	255,877
Series 2007-OPX1, Class A4B, 6.333%, 1/25/37 (f)	244,171	173,854
Series 2007-10, Class 2A3A, 3.114%, 9/25/37 (a)	755,525	634,941
Series 2007-FS1, Class 2A1A, 1.436%, 10/25/37 (a)(c)	5,688,143	3,484,742
CitiMortgage Alternative Loan Trust
Series 2006-A5, Class 3A1, 6.000%, 10/25/36	186,583	153,604
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	393,515
Countrywide Alternative Loan Trust
Series 2003-J2, Class A1, 6.000%, 10/25/33	116,429	120,606
Series 2004-J2, Class 7A1, 6.000%, 12/25/33	4,825	4,822
Series 2003-J3, Class 2A1, 6.250%, 12/25/33	22,830	23,462
Series 2004-J2, Class 4A1, 6.000%, 4/25/34	1,484,625	1,502,854
Series 2004-15, Class 2A2, 2.679%, 9/25/34 (a)	1,044,609	822,881
Series 2004-J8, Class 1A1, 7.000%, 9/25/34	354,434	361,155
Series 2006-HY10, Class 1A1, 2.192%, 5/25/36 (a)	7,253,445	5,449,273
Series 2008-2R, Class 3A1, 6.000%, 8/25/37	125,462	100,480
Series 2008-2R, Class 2A1, 6.000%, 8/25/37	160,136	124,353
Countrywide Asset-Backed Certificates
Series 2004-S1, Class M1, 5.252%, 2/25/35 (f)	36,975	36,830
Countrywide Home Loans
Series 2003-15, Class 2A1, 5.000%, 6/25/18	435,564	427,855
Series 2003-J8, Class 2A1, 5.000%, 9/25/18	25,971	26,125
Series 2002-19, Class 1A1, 6.250%, 11/25/32	86,833	90,282
Series 2003-37, Class 2A1, 2.690%, 9/25/33 (a)	523,982	483,648
Series 2003-56, Class 9A1, 2.360%, 12/25/33 (a)	133,357	120,694
Series 2004-10, Class A4, 5.250%, 7/25/34	210,000	211,836
Series 2004-12, Class 12A1, 2.745%, 8/25/34 (a)	103,385	92,431
Series 2004-15, Class 3A, 2.436%, 10/20/34 (a)	884,590	754,189
Series 2005-R1, Class 2A1, 6.000%, 3/25/35 (c)	1,520,408	1,539,584
Series 2005-11, Class 1A2, 2.927%, 4/25/35 (a)	647,742	592,241
Series 2005-30, Class A2, 17.639%, 1/25/36 (a)	63,528	85,526
Series 2006-J1, Class 2A1, 5.500%, 2/25/36	2,138,422	2,066,338
Series 2006-HYB2, Class 3A1, 2.640%, 4/20/36 (a)	139,524	119,293
Series 2007-HYB1, Class 3A1, 2.684%, 3/25/37 (a)	212,491	182,796
Series 2007-J3, Class A4, 6.000%, 7/25/37	1,084,038	984,104
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23, Class 2A8, 4.500%, 10/25/18	34,557	34,593
Series 1997-2, Class A, 7.500%, 6/25/20 (c)	39,987	41,030
Series 2002-10, Class 1M2, 7.000%, 5/25/32 (a)	563,228	527,223
Series 2003-AR9, Class CB1, 2.414%, 3/25/33 (a)	171,505	144,018
Series 2003-AR18, Class 4M3, 3.336%, 7/25/33 (a)	1,285,730	1,077,603
Series 2003-23, Class 5A1, 6.000%, 9/25/33	38,377	39,815
Series 2003-27, Class 4P, 0.000%, 11/25/33 (d)	23,905	18,761
Series 2003-AR26, Class 4A1, 2.635%, 11/25/33 (a)	24,540	23,913
Series 2004-AR1, Class 6M2, 2.036%, 2/25/34 (a)	958,059	809,093
Credit Suisse Mortgage Trust

Series 2005-1R, Class 2A5, 5.750%, 12/26/35 (c)	178,164	158,129
Series 2007-5R, Class A5, 6.500%, 7/26/36	272,612	155,307
Series 2006-CF3, Class M2, 1.436%, 10/25/36 (a)(c)	3,788,000	2,846,352
Series 2006-9, Class 2A1, 5.500%, 11/25/36	940,619	872,335
Series 2006-9, Class 4A1, 6.000%, 11/25/36	1,127,252	922,423
Series 2006-9, Class 4A13, 6.500%, 11/25/36	2,806,240	2,549,981
Series 2011-6R, Class 4A2, 2.792%, 4/30/37 (a)(c)	737,762	494,560
Credit-Based Asset Servicing and Securitization
Series 2006-SC1, Class M1, 0.796%, 5/25/36 (a)(c)	70,000	62,426
CSAB Mortgage-Backed Trust
Series 2006-3, Class A5A, 6.200%, 11/25/36 (f)	1,101,377	1,084,946
CSMC Mortgage-Backed Trust
Series 2006-3, Class 1A4A, 5.896%, 4/25/36 (f)	2,776,060	2,070,212
Deutsche Alt-A Securities, Inc.
Series 2003-3, Class 4A1, 5.000%, 10/25/18	47,404	48,060
Series 2007-AR3, Class 1A2, 0.646%, 6/25/37 (a)	1,869,082	1,458,682
Encore Credit Receivables Trust
Series 2005-3, Class M2, 0.926%, 10/25/35 (a)	185,080	181,824
EquiFirst Mortgage Loan Trust
Series 2005-1, Class M3, 1.156%, 4/25/35 (a)	20,381	17,527
Series 2005-1, Class M7, 2.236%, 4/25/35 (a)	1,886,073	849,359
Equity One ABS, Inc.
Series 2001-3, Class AV1, 1.076%, 5/25/32 (a)	1,546,438	1,269,450
Series 2002-3, Class M1, 6.039%, 11/25/32 (a)	84,956	85,057
Series 2003-2, Class M2, 5.658%, 9/25/33 (a)	893,783	889,426
Series 2004-3, Class AV2, 0.776%, 7/25/34 (a)	88,611	72,651
First Franklin Mortgage Loan Trust
Series 2001-FF2, Class A1, 1.056%, 11/25/31 (a)	615,161	553,468
Series 2003-FF5, Class M3, 2.911%, 3/27/34 (a)	922,884	648,765
First Horizon Alternative Mortgage Securities
Series 2005-AA3, Class 2A1, 2.234%, 5/25/35 (a)	1,970,469	1,426,629
Series 2006-AA4, Class 1A1, 2.375%, 7/25/36 (a)	504,607	386,632
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 1A1, 2.713%, 5/25/34 (a)	42,636	42,169
Series 2005-AR2, Class 1A1, 2.970%, 5/25/35 (a)	1,212,357	1,126,937
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	71,435	55,630
Series 2006-2, Class 1A7, 6.000%, 8/25/36	128,629	122,069
Series 2006-4, Class 1A11, 6.000%, 2/25/37	309,169	274,311
Series 2007-AR2, Class 2A1, 2.436%, 7/25/37 (a)	291,116	221,271
GMACM Home Equity Loan Trust
Series 2003-HE2, Class A4, 5.120%, 4/25/33 (f)	859,372	868,181
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (f)	384,400	385,850
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 7.500%, 9/25/36 (a)(c)	88,661	68,075
Series 2008-2R, Class 2A1, 7.500%, 10/25/36 (a)(c)	1,250,684	1,031,438
GSAA Home Equity Trust
Series 2007-3, Class 2A1B, 0.536%, 3/25/37 (a)	5,082,624	924,111
GSMPS Mortgage Loan Trust
Series 1998-2, Class A, 7.750%, 5/19/27 (a)(c)	163,723	171,823
Series 2006-RP1, Class 1A4, 8.500%, 1/25/36 (c)	620,784	667,013
GSR Mortgage Loan Trust
Series 2006-2F, Class 5A1, 4.500%, 1/25/21	83,063	79,814
Series 2004-4, Class 2A4, 0.736%, 4/25/32 (a)	1,340,639	1,139,477
Series 2003-7F, Class 5A5, 24.257%, 10/25/32 (a)	39,121	57,527
Series 2004-11, Class 1A1, 2.798%, 9/25/34 (a)	416,929	395,007
Series 2004-8F, Class 2A3, 6.000%, 9/25/34	23,783	24,545
Series 2004-10F, Class 8A3, 6.000%, 9/25/34	55,556	55,410
Series 2004-14, Class 2A1, 0.766%, 12/25/34 (a)	184,813	166,062
Series 2004-14, Class 3A1, 3.144%, 12/25/34 (a)	173,892	163,260
Series 2005-AR2, Class 1A3, 2.963%, 4/25/35 (a)	538,925	402,765
Series 2006-3F, Class 1A2, 5.500%, 3/25/36	106,918	94,553
HarborView Mortgage Loan Trust
Series 2006-2, Class 1A, 2.835%, 2/25/36 (a)	288,155	239,751
Series 2006-3, Class 1A, 3.342%, 6/19/36 (a)	337,028	207,973
Series 2006-4, Class 3A1A, 0.652%, 5/19/46 (a)	5,595,117	2,226,922
HomeBanc Mortgage Trust
Series 2005-4, Class M2, 0.926%, 10/25/35 (a)	1,315,000	858,856
HSI Asset Loan Obligation Trust
Series 2007-AR1, Class 2A1, 2.818%, 1/25/37 (a)	988,145	747,959
Series 2007-1, Class 2A12, 6.500%, 6/25/37	736,920	494,817
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (f)	1,493,649	1,534,952

Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (f)	540,401	534,218
Series 2003-11, Class 2A1, 1.267%, 10/25/33 (a)	81,761	79,200
Series 2004-8, Class 3A, 1.256%, 8/25/34 (a)	141,196	123,159
Series 2004-4, Class 1A3, 1.276%, 9/25/34 (a)	9,618	9,091
Series 2004-6, Class M3, 1.486%, 10/25/34 (a)	561,524	477,475
Series 2004-5, Class 1M4, 2.086%, 10/25/34 (a)	676,441	601,618
Series 2005-4, Class 2B1, 2.911%, 5/25/35 (a)	608,682	588,515
IndyMac INDX Mortgage Loan Trust
Series 2004-AR10, Class 2A1, 1.236%, 5/25/34 (a)	80,111	73,246
Series 2004-AR9, Class 1A, 3.276%, 11/25/34 (a)	422,959	372,929
Series 2005-AR7, Class 1A1, 2.622%, 6/25/35 (a)	1,297,317	886,450
Series 2006-R1, Class A3, 2.695%, 12/25/35 (a)	4,153,952	3,110,531
Series 2006-AR25, Class 6A1, 2.960%, 9/25/36 (a)	231,374	212,641
IndyMac Residential Asset Backed Trust
Series 2007-B, Class 2A2, 0.596%, 7/25/37 (a)	446,062	266,277
Interstar Millennium Trust
Series 2005-1G, Class A, 0.862%, 12/8/36 (a)	55,934	54,238
Irwin Home Equity
Series 2004-A, Class M2, 2.311%, 1/25/34 (a)	129,612	125,770
Series 2006-3, Class 2A4, 5.900%, 9/25/37 (c)(f)	193,700	195,616
JP Morgan Mortgage Trust
Series 2004-A2, Class 2A1, 2.525%, 5/25/34 (a)	46,340	46,009
Series 2005-A3, Class 11A4, 2.816%, 6/25/35 (a)	47,758	46,067
Series 2007-A1, Class 2A3, 2.705%, 7/25/35 (a)	1,114,634	984,552
Lavender Trust
Series 2010-RR6A, Class A3, 5.500%, 9/26/35 (c)	400,000	402,229
Series 2010-RR10A, Class A3, 6.250%, 9/26/36 (c)	445,000	448,169
Lehman Home Equity Loan Trust
Series 1998-1, Class A1, 7.000%, 5/25/28	35,021	7,735
Lehman Mortgage Trust
Series 2005-3, Class 1A3, 5.500%, 1/25/36	36,338	30,375
Series 2005-3, Class 2A5, 5.800%, 1/25/36	517,743	499,724
Series 2006-8, Class 2A1, 0.846%, 12/25/36 (a)	3,509,648	1,559,913
Series 2007-5, Class PO1, 0.000%, 6/25/37 (d)	152,472	116,180
Series 2007-8, Class 3A1, 7.250%, 9/25/37	6,381,341	3,264,848
Series 2007-9, Class AP, 0.000%, 10/25/37 (d)	327,327	237,763
Lehman Structured Securities Corp.
Series 2002-GE1, Class A, 0.000%, 7/26/24 (a)(c)(e)	111,981	86,226
Long Beach Mortgage Loan Trust
Series 2004-5, Class A5, 0.996%, 9/25/34 (a)	538,422	474,381
MASTR Adjustable Rate Mortgages Trust
Series 2003-2, Class 1A1, 3.250%, 7/25/33 (a)	27,705	28,527
Series 2004-1, Class 1A1, 2.250%, 1/25/34 (a)	68,840	67,013
Series 2004-8, Class 7A1, 2.513%, 9/25/34 (a)	40,122	38,573
Series 2004-15, Class 6A1, 0.766%, 12/25/34 (a)	363,999	306,598
MASTR Alternative Loans Trust
Series 2002-2, Class 1A1, 7.250%, 9/25/32	163,600	169,690
Series 2004-8, Class 8A1, 6.000%, 7/25/34	67,584	68,812
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 5.149%, 8/25/33 (a)	681,049	648,211
Series 2004-WMC1, Class M2, 2.161%, 2/25/34 (a)	308,262	307,559
MASTR Asset Securitization Trust
Series 2003-4, Class 3A1, 4.750%, 5/25/18	27,477	27,554
Series 2003-5, Class 1A1, 5.500%, 6/25/33	28,138	28,337
Series 2003-7, Class 4A44, 5.250%, 9/25/33	32,162	32,332
Series 2006-2, Class 2A2, 0.936%, 6/25/36 (a)	3,988,042	2,216,599
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 0.786%, 5/25/35 (a)(c)	592,840	472,915
MASTR Specialized Loan Trust
Series 2007-2, Class M1, 1.286%, 5/25/37 (a)(c)(e)	9,097,000	1,091,640
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-1, Class 2A1, 2.974%, 4/25/37 (a)	859,344	729,229
Merrill Lynch Mortgage Investors Trust
Series 2003-G, Class B1, 2.004%, 1/25/29 (a)(c)	612,714	529,148
Series 2003-A2, Class 2M1, 2.323%, 3/25/33 (a)	78,396	72,498
MESA Trust Asset Backed Certificates
Series 2001-5, Class A, 1.236%, 11/25/31 (a)(c)	17,735	16,234
Series 2002-3, Class M2, 5.305%, 10/18/32 (a)(c)	22,588	22,607
Series 2002-1, Class B1, 3.680%, 2/18/33 (a)(c)	979,480	979,880
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A3, 2.159%, 10/25/28 (a)	29,131	28,631
Series 2005-1, Class 2A3, 2.290%, 4/25/35 (a)	352,988	310,303

Series 2007-3, Class 1A2, 2.532%, 9/25/37 (a)	168,695	150,329
Morgan Stanley Dean Witter Capital I Trust
Series 2001-AM1, Class M1, 1.711%, 2/25/32 (a)	71,757	66,437
Series 2002-HE1, Class M2, 2.386%, 7/25/32 (a)	1,332,530	1,436,086
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 5A, 2.578%, 8/25/34 (a)	117,947	111,446
Series 2004-7AR, Class 1A, 2.678%, 9/25/34 (a)	53,236	50,906
Series 2007-14AR, Class 5A1, 2.641%, 11/25/37 (a)	3,378,383	2,023,091
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A, 0.980%, 2/25/42 (a)(c)(e)	82,331	70,162
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF2, 5.457%, 10/25/36 (a)	287,996	150,857
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 0.986%, 1/25/54 (a)(c)	455,168	21,948
New York Mortgage Trust
Series 2005-2, Class M1, 1.036%, 8/25/35 (a)	2,633,636	2,350,919
Series 2005-2, Class M2, 1.436%, 8/25/35 (a)	1,135,148	1,002,109
Nomura Asset Acceptance Corp.
Series 2001-R1A, Class A, 7.000%, 2/19/30 (a)(c)	392,827	386,540
Series 2003-A1, Class A1, 5.500%, 5/25/33	6,988	7,115
Series 2004-R1, Class A2, 7.500%, 3/25/34 (c)	1,133,919	1,122,314
Series 2005-AR3, Class 1A1, 0.696%, 7/25/35 (a)	2,587,205	1,989,080
Series 2005-AR4, Class 5A3, 0.726%, 8/25/35 (a)	3,076,076	2,167,074
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	575,134	373,767
Series 2006-AR1, Class 3A, 2.812%, 2/25/36 (a)	1,899,257	1,628,296
Series 2006-AF1, Class 5A, 5.386%, 6/25/36 (a)	1,087,902	944,847
Option One Mortgage Loan Trust
Series 2001-4, Class A, 1.036%, 1/25/32 (a)	519,183	433,937
Series 2007-HL1, Class 2A2, 0.686%, 2/25/38 (a)	741,948	559,505
PAMEX Mortgage Trust
Series 1999-A, Class M2, 2.136%, 7/25/29 (a)(c)(e)	141,984	108,916
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1, 6.000%, 5/25/37	1,252,334	1,102,068
PNC Mortgage Securities Corp.
Series 1999-10, Class DB1, 7.800%, 11/25/29 (a)	143,807	151,996
Prime Mortgage Trust
Series 2005-5, Class 1A1, 7.000%, 7/25/34	672,198	644,768
Series 2005-5, Class 1A3, 8.000%, 7/25/34	151,678	150,695
Series 2006-DR1, Class 2A2, 6.000%, 5/25/35 (c)	4,944,114	4,587,891
Series 2005-5, Class 2A4, 5.500%, 11/25/35	19,763	18,524
Series 2006-1, Class 1A1, 5.500%, 6/25/36	122,306	117,507
Series 2006-2, Class 1A15, 6.250%, 11/25/36	567,823	492,694
Series 2007-2, Class A2, 6.000%, 4/25/37	3,861,758	2,824,850
Provident Bank Home Equity Loan Trust
Series 2000-1, Class A1, 0.956%, 3/25/30 (a)	768,981	591,485
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (f)	26,274	26,894
Series 2005-RP3, Class M3, 2.927%, 5/25/39 (a)(c)	5,768,000	3,577,640
RBSGC Mortgage Pass-Through Certificates
Series 2008-B, Class A1, 6.000%, 6/25/37 (c)	389,533	331,287
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (c)	2,146,405	1,228,244
Series 2009-7, Class 6A2, 0.000%, 10/26/36 (a)(c)	1,170,512	591,774
Series 2010-4, Class 7A1X, 1.500%, 7/26/37 (c)	947,715	6,733
Residential Accredit Loans, Inc.
Series 2005-QA11, Class 3A1, 3.767%, 10/25/35 (a)	3,708,206	2,176,042
Residential Asset Mortgage Products, Inc.
Series 2001-RS3, Class AI5, 5.700%, 10/25/31 (a)	240,568	243,342
Series 2002-RS1, Class AI5, 5.910%, 1/25/32 (a)	177,925	183,469
Series 2002-SL1, Class AI3, 7.000%, 6/25/32	19,349	20,077
Series 2004-RS8, Class MII2, 2.161%, 8/25/34 (a)	1,013,975	754,830
Series 2006-RS2, Class A3B, 0.816%, 3/25/36 (a)	2,570,000	2,128,145
Residential Asset Securities Corp.
Series 2001-KS3, Class AI5, 6.980%, 9/25/31 (f)	1,458,765	1,478,654
Series 2002-KS2, Class AI5, 7.279%, 4/25/32 (f)	203,622	206,903
Series 2004-KS9, Class AI6, 4.620%, 10/25/34 (a)	293,212	256,837
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.000%, 8/25/19	238,648	239,198
Residential Funding Mortgage Securities I, Inc.
Series 2004-S9, Class 1A23, 5.500%, 12/25/34	66,150	66,315
Series 2005-SA3, Class 1A, 2.887%, 8/25/35 (a)	518,619	395,125
Series 2006-S5, Class A4, 0.000%, 6/25/36 (d)	156,731	100,159
Series 2006-SA4, Class 2A1, 3.668%, 11/25/36 (a)	198,599	171,124

Series 2007-S5, Class AP, 0.000%, 5/25/37 (d)	809,549	560,260
Residential Funding Mortgage Securities II, Inc.
Series 2001-HI3, Class AI7, 7.560%, 7/25/26 (f)	10,493	10,471
Series 2002-HI4, Class M1, 5.750%, 10/25/27 (f)	13,946	13,852
Series 2003-HS1, Class AI6, 3.830%, 2/25/33 (a)	123	123
Series 2003-HS1, Class AI5, 5.150%, 2/25/33 (f)	18,292	18,278
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.296%, 3/25/33 (a)(c)	1,083,376	962,964
Series 2003-RP2, Class M2, 4.177%, 7/25/41 (a)(c)	1,205,160	1,236,513
Salomon Brothers Mortgage Securities VII
Series 2002-CIT1, Class M3, 2.611%, 3/25/32 (a)	355,102	304,544
Saxon Asset Securities Trust
Series 2001-2, Class AF5, 7.169%, 3/25/29 (f)	943,027	963,639
Series 2000-2, Class BV2, 2.527%, 7/25/30 (a)	1,724,941	1,758,437
Series 2002-1, Class AF5, 5.948%, 12/25/30 (f)	161,618	166,004
Securitized Asset Backed Receivables LLC Trust
Series 2005-EC1, Class M1, 1.051%, 1/25/35 (a)	11,494	11,425
Security National Mortgage Loan Trust
Series 2004-2, Class AV, 1.077%, 11/25/34 (a)(c)	1,348,658	1,128,545
Series 2004-2A, Class AF3, 5.772%, 11/25/34 (a)(c)	590,937	588,613
Series 2006-3A, Class A1, 0.716%, 1/25/37 (a)(c)	118,223	117,708
Series 2007-1, Class 2A, 0.786%, 4/25/37 (a)(c)	2,262,547	1,917,337
Sequoia Mortgage Trust
Series 2007-1, Class 4A1, 2.857%, 9/20/46 (a)	1,718,705	1,381,152
Southern Pacific Secured Assets Corp.
Series 1998-1, Class A6, 7.080%, 3/25/28 (a)	378,089	379,038
Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6, 7.250%, 12/25/30 (e)	705,939	416,504
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 2A2, 2.537%, 7/25/34 (a)	414,761	399,632
Series 2005-4, Class 1A1, 2.593%, 3/25/35 (a)	124,361	109,003
Series 2005-21, Class 3A1, 2.718%, 11/25/35 (a)	197,013	155,516
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, 5.136%, 4/25/28 (a)	1,500,000	1,322,688
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 1.486%, 8/25/33 (a)	219,547	207,370
Structured Asset Securities Corp.
Series 2004-SC1, Class A, 8.310%, 12/25/29 (a)(c)	135,453	150,518
Series 2002-14A, Class 1A1, 3.009%, 7/25/32 (a)	670,296	641,148
Series 2003-24A, Class 5A, 2.525%, 7/25/33 (a)	270,954	264,337
Series 2003-29, Class 3A1, 4.933%, 9/25/33 (a)	49,606	49,453
Series 2003-34A, Class 3A6, 2.639%, 11/25/33 (a)	187,710	177,420
Series 2004-6XS, Class M1, 4.920%, 3/25/34 (f)	380,071	367,122
Series 2005-RF2, Class A, 0.786%, 4/25/35 (a)(c)	376,172	310,352
Series 2007-GEL1, Class A3, 0.736%, 1/25/37 (a)(c)	1,720,000	955,538
Series 2007-RM1, Class A1, 0.716%, 5/25/47 (a)(c)(e)	1,328,223	1,009,449
SunTrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 1A1, 2.898%, 2/25/37 (a)	455,905	375,033
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 7.302%, 3/25/34 (a)(c)	1,063,044	953,498
Series 2004-7HE, Class A3, 1.136%, 7/25/34 (a)(c)	374,825	347,284
Series 2004-7HE, Class M1, 1.286%, 7/25/34 (a)(c)	437,967	396,349
Series 2004-16SL, Class B1, 3.286%, 10/25/34 (a)(c)	609,628	558,271
Series 2004-11HE, Class B1, 2.936%, 10/25/35 (a)	606,993	629,307
Truman Capital Mortgage Loan Trust
Series 2002-1, Class M2, 3.211%, 11/25/31 (a)(c)	1,645,899	1,560,925
Series 2005-1, Class M2, 3.936%, 3/25/37 (a)(c)	1,046,000	958,556
Wachovia Mortgage Loan Trust, LLC
Series 2005-B, Class 1A1, 2.766%, 10/20/35 (a)	548,288	460,649
WaMu Mortgage Pass-Through Certificates
Series 2002-S8, Class 2A7, 5.250%, 1/25/18	30,030	30,362
Series 2003-AR8, Class A, 2.478%, 8/25/33 (a)	10,195	10,388
Series 2001-AR3, Class 2A, 1.576%, 11/25/41 (a)	2,202,756	2,034,886
Series 2002-AR9, Class 2A, 1.831%, 7/25/42 (a)	271,949	252,570
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2002-AR1, Class 1A1, 2.444%, 2/25/31 (a)	29,589	29,422
Series 2004-RA1, Class 2A, 7.000%, 3/25/34	26,938	28,305
Series 2004-RA3, Class 2A, 6.354%, 8/25/38 (a)	45,164	47,799
Wells Fargo Alternative Loan Trust
Series 2002-1, Class 1A1, 6.250%, 9/25/32	985,909	978,285
Wells Fargo Mortgage Backed Securities Trust
Series 2008-1R, Class A2, 2.740%, 6/26/35 (a)(c)	374,263	355,339
Series 2005-7, Class A2, 5.250%, 9/25/35	335,840	322,884

Total Residential Mortgage-Backed Securities - Non-Agency (cost $228,574,135)		220,636,204

PRIVATE FUND INVESTMENT - 1.4%
Semper Rising Rate Strategy LP (e)(g)(h)(j)(k)		5,794,787
Total Private Fund Investment (cost $6,000,000)		5,794,787

SHORT-TERM INVESTMENTS - 5.4%
Private Placement Participation Agreements - 0.9%
Basepoint TTNA Trust - Series SPL - I (e)(i)	3,607,568	3,607,568
Total Private Placement Participation Agreements (cost $3,607,568)		3,607,568

Money Market Fund - 4.5%
First American Government Obligations Fund - Class Z, 0.18% (b)	18,136,677	18,136,677
Total Money Market Fund (cost $18,136,677)		18,136,677
Total Short-Term Investments (cost $21,744,245)		21,744,245
Total Investments (cost $417,501,843) - 99.1%		402,723,077
Other Assets less Liabilities - 0.9%		3,759,403
TOTAL NET ASSETS - 100.0%		$406,482,480

(a)	Variable rate security. Rate shown reflects the rate in effect at February 29, 2016.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2016.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 29, 2016, the value of these investments was $164,642,411 or 40.5% of total net assets.
(d)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(f)	Step-up bond; the interest rate shown is the rate in effect as of February 29, 2016.
(g)	Non-income producing security.
(h)	Security is considered illiquid. As of February 29, 2016, the value of these investments was $5,794,787 or 1.4% of total net assets.
(i)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP TTNA Trust. As of February 29, 2016, the value of this investment was $3,607,568 or 0.9% of total net assets.
(j)	The next available redemption date is March 31, 2016. Redemptions are allowed monthly and require 45 days notification.
(k)	Investment in affiliated security. This private fund is sub-advised by the Fund's investment adviser.
FNMA - Federal National Mortgage Association
FHLMC - Frederal Home Loan Mortgage Corporation
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Investments - February 29, 2016 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - 23.0%
Ares CLO Ltd.
Series 2007-12A, Class A, 1.259%, 11/25/20 (a)(c)	$84,926	$84,007
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	241,224	239,414
Bush Truck Leasing, LLC
Series 2011-AA, Class C, 5.000%, 9/25/18 (c)	40,110	39,463
Colony Mortgage Capital Ltd.
Series 2015-FL3, Class A, 2.379%, 9/5/32 (a)(c)(d)	260,000	256,750
CPS Auto Trust
Series 2011-B, Class B, 5.680%, 9/17/18 (c)	141,477	141,681
DT Auto Owner Trust
Series 2015-3A, Class A, 1.660%, 3/15/19 (c)	187,759	187,950
Goldentree Loan Opportunities V Ltd.
Series 2007-5A, Class A, 1.315%, 10/18/21 (a)(c)	105,637	105,028
Golub Capital Management CLO Ltd.
Series 2007-1A, Class B, 1.136%, 7/31/21 (a)(c)	871,000	857,777
Invitation Homes Trust
Series 2014-SFR1, Class B, 1.929%, 6/17/31 (a)(c)	90,000	86,433
Series 2014-SFR2, Class B, 2.029%, 9/18/31 (a)(c)	1,000,000	959,161
Jasper CLO Ltd.
Series 2005-1A, Class B, 1.196%, 8/1/17 (a)(c)	176,946	176,128
KeyCorp Student Loan Trust
Series 2003-A, Class 2B, 1.149%, 1/25/37 (a)	427,485	365,707
LEAF Receivables Funding LLC
Series 2013-1, Class E2, 6.000%, 9/15/21 (c)	241,000	241,642
MMcapS Funding XVII Ltd.
Series 2005-17A, Class A1, 0.985%, 12/1/35 (a)(c)(d)	224,544	169,531
Montefiore Medical Center
3.896%, 5/20/27 (c)	890,000	977,524
New Residential Advance Receivables Trust Advance
Series 2015-T1, Class AT1, 2.315%, 8/15/46 (c)	380,000	380,064
NewStar Trust
Series 2007-1A, Class A1, 0.876%, 9/30/22 (a)(c)	78,403	77,777
One Wall Street CLO Ltd.
Series 2007-2A, Class B, 1.121%, 4/22/19 (a)(c)	384,130	381,290
Silver Bay Realty Trust
Series 2014-1, Class B, 1.879%, 9/17/31 (a)(c)	500,000	476,239
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	500,000	500,610
SLM Student Loan Trust
Series 2012-7, Class A2, 0.716%, 9/25/19 (a)	161,050	159,424
SLM Private Credit Student Loan Trust
Series 2003-C, Class A4, 0.000%, 9/15/32 (a)	200,000	193,603
Series 2003-C, Class A5, 0.000%, 9/15/32 (a)	550,000	534,112
Series 2003-C, Class A3, 0.000%, 9/15/32 (a)	400,000	387,206
Small Business Administration Participation Certificates
Series 2009-P10A, Class 1, 4.727%, 2/10/19	91,338	97,122
Series 2009-10E, Class 1, 3.080%, 9/1/19	131,255	134,386
Series 2009-10B, Class 1, 4.233%, 9/10/19	139,403	147,414
Series 2012-10E, Class 1, 0.980%, 9/1/22	313	313
South Carolina Student Loan Corp.
0.000%, 3/2/20 (a)	340,199	337,280
Tricon American Homes Trust
Series 2015-SFR1, Class B, 2.079%, 5/19/32 (a)(c)	260,000	248,820
XXIII Capital Financing 1 PLC
3.732%, 6/30/21 (d)	1,000,000	998,203
Total Asset-Backed Securities (cost $9,972,960)		9,942,059

COLLATERALIZED DEBT OBLIGATIONS - 2.3%
Latitude Management Real Estate Capital, Inc.
Series 2015-CRE1, 2.184%, 2/24/32 (a)(c)	320,000	315,063
Trapeza LLC
Series 2002-1A, Class B1, 1.405%, 11/30/32 (a)(c)(d)	282,252	222,979
Series 2004-7A, Class A1, 1.029%, 1/25/35 (a)(c)(d)	302,781	233,141
Series 2007-12A, Class A1, 0.902%, 4/6/42 (a)(c)(d)	324,020	218,714
Total Collateralized Debt Obligations (cost $1,077,624)		989,897

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 7.3%
FNMA
Series 2012-M3, Class X1, 0.326%, 1/25/22 (a)	8,575,349	133,571
GNMA REMIC Trust
Series 2011-110, Class A, 2.237%, 3/16/33	22,175	22,176
Series 2011-161, Class A, 1.738%, 1/16/34	165,567	165,842
Series 2010-14, Class QP, 6.000%, 12/20/39	12,203	12,690
Series 2014-40, Class AC, 2.400%, 11/16/41 (a)	521,473	535,819
Series 2013-68, Class AC, 1.300%, 2/16/46	753,417	734,126
Series 2013-46, Class AC, 1.887%, 3/16/46 (a)	488,832	485,238
Series 2012-123, Class A, 1.042%, 7/16/46	1,024,067	991,811
Series 2009-4, Class IO, 0.876%, 1/16/49 (a)	2,378,904	71,765
Total Commercial Mortgage-Backed Securities - Agency (cost $3,165,117)		3,153,038

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 20.9%
Amresco Independence Funding, Inc.
Series 1999-1A, Class A, 2.000%, 7/15/26 (a)(c)(d)	252,008	219,247
Banc of America Large Loan
Series 2010-UB4, Class A4B, 5.108%, 12/20/41 (a)(c)(d)	50,854	50,854
BHMS Mortgage Trust
Series 2014-ATLS, Class AFL, 1.929%, 7/5/33 (a)(c)	250,000	247,707
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class A, 2.127%, 7/15/30 (a)(c)	490,000	484,431
Series 2015-RUM, Class B, 2.577%, 7/15/30 (a)(c)	500,000	482,267
Citigroup Commercial Mortgage Trust
Series 2004-C2, Class H, 6.042%, 10/15/41 (a)(c)	140,000	135,007
CNL Commercial Mortgage Loan Trust
Series 2002-1A, Class A, 1.036%, 10/25/28 (a)(c)	77,284	66,845
Series 2003-2A, Class A1, 0.876%, 10/25/30 (a)(c)	224,593	191,453
Comm Mortgage Trust
Series 2000-C1, Class G, 6.850%, 8/15/33 (a)(c)	150,075	152,912
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class H, 5.386%, 11/15/37 (a)(c)(d)	427,834	213,917
Series 2004-C4, Class E, 5.135%, 10/15/39 (a)(c)	840,000	876,993
Credit Suisse Mortgage Trust
Series 2010-RR4, Class 1BA, 5.383%, 2/15/40 (a)(c)	400,000	404,204
DLJ Commercial Mortgage Trust
Series 1998-CF1, Class B6, 6.410%, 2/15/31 (c)	409,054	409,396
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS, 5.337%, 5/15/47	945,000	937,261
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class B, 4.810%, 1/15/36 (a)	170,000	170,444
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class B, 1.386%, 2/25/30 (a)(c)	175,222	134,460
Series 2007-3A, Class 2A3, 6.150%, 10/25/37 (a)(c)	114,617	113,964
ML-CFC Commercial Mortgage Trust
Series 2006-2, Class B, 5.954%, 6/12/46 (a)(c)	500,000	490,986
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56	146,500	146,549
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A, 2.000%, 7/28/49 (c)(d)	64,636	64,475
STRIPs Ltd.
Series 2012-1A, Class A, 1.500%, 12/25/44 (c)	475,313	471,301
Velocity Commercial Capital Loan Trust
Series 2014-1, Class A, 2.436%, 9/25/44 (a)(c)	320,341	311,237
Series 2015-1, Class AFL, 2.866%, 6/25/45 (a)(c)(d)	427,139	428,207
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class B, 5.306%, 1/15/41 (a)	1,500,000	1,499,224
WaMu Commercial Mortgage Securities Trust
Series 2005-C1A, Class J, 5.170%, 5/25/36 (a)(c)	315,744	316,191
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $9,214,266)		9,019,532

MUNICIPAL BONDS - 3.5%
Indiana - 0.20%
Indiana Housing & Community Development Authority Revenue Bonds
4.550%, 7/1/27 (Callable 7/1/16)	105,000	105,652
New Hampshire - 0.80%
New Hampshire Housing Finance Authority Revenue Bonds
3.750%, 7/1/34 (Callable 7/1/23)	350,000	366,891
New Jersey - 1.00%
New Jersey Higher Education Assistance Authority Revenue Bonds

4.000%, 12/1/23 (Callable 12/1/22)	270,000	290,120
New Jersy Housing & Mortgage Finance Agency
1.960%, 11/1/18	65,000	65,799
2.164%, 11/1/19	65,000	65,837
		421,756
Oregon - 0.30%
State of Oregon Housing & Community Services Department Revenue Bonds
5.000%, 1/1/42 (Callable 7/1/22)	125,000	133,577
Tennessee - 1.20%
Memphis Center City Revenue Finance Corp. Revenue Bonds
4.180%, 11/1/21 (AGM Insured)	445,000	499,406
Total Municipal Bonds (cost $1,475,291)		1,527,282

PRINCIPAL ONLY BOND - 0.7%
South Carolina Student Loan Corp.
0.936%, 1/25/41	290,973	279,211
Total Principal Only Bond (cost $290,213)		279,211

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 7.9%
FDIC Fuaranteed Notes Trust
Series 2010-S2, Class 2A, 2.570%, 7/31/47 (c)	247,118	251,374
FHLMC
Series 129, Class H, 8.850%, 3/15/21	18,277	20,020
Series 3845, Class NA, 3.250%, 4/15/25	49,213	49,866
Series 3823, Class GA, 3.500%, 1/15/26	19,211	20,118
Series 3834, Class GA, 3.500%, 3/15/26	29,299	30,830
Series 4024, Class KP, 2.000%, 3/15/42	232,082	237,735
Series 4135, Class BQ, 2.000%, 11/15/42	185,357	188,331
Series T-62, Class 1A1, 1.485%, 10/25/44 (a)	333,578	332,851
FNMA
Series 2010-137, Class MC, 3.000%, 10/25/38	94,357	95,143
Series 2010-118, Class DJ, 2.500%, 10/25/39	68,749	70,223
Series 2012-113, Class PB, 2.000%, 10/25/40	25,828	26,048
Series 2012-80, Class HD, 3.000%, 1/25/42	299,396	306,408
Series 2013-14, Class PB, 1.000%, 3/25/43	299,946	303,411
FNMA Grantor Trust
Series 2004-T5, Class AB7, 0.957%, 5/28/35 (a)	573,409	499,703
GNMA
Series 2012-143, Class XC, 1.250%, 12/16/27	499,024	490,930
Series 2008-55, Class WT, 5.446%, 6/20/37 (a)	28,513	31,011
Series 2009-75, Class LC, 4.000%, 10/20/38	18,295	18,767
Series 2010-144, Class DK, 3.500%, 9/16/39	200,074	206,106
Series 2010-150, Class GD, 2.500%, 9/20/39	84,233	83,884
Series 2013-H10, Class FA, 0.830%, 3/20/63 (a)	149,651	148,890
Total Residential Mortgage-Backed Securities - Agency (cost $3,400,795)		3,411,649

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 19.1%
Aames Mortgage Trust
Series 2002-2, Class A2, 5.000%, 3/25/33 (i)	13,061	13,038
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 1.436%, 1/25/33 (a)	289,252	245,492
Series 2003-2, Class A3, 1.176%, 10/25/33 (a)	87,888	77,092
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A, 1.016%, 7/25/32 (a)	12,688	11,772
Series 2002-BC6, Class A1, 1.076%, 8/25/32 (a)	26,729	25,758
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-2, Class A5, 7.300%, 2/25/28 (i)	305,400	306,539
Series 1998-3, Class A7, 0.916%, 7/25/28 (a)	150,057	132,471
Argent Securities, Inc.
Series 2003-W7, Class M2, 3.061%, 3/25/34 (a)	44,767	43,841
Series 2004-W9, Class A2, 1.076%, 6/24/34 (a)	178,286	165,514
Banc of America Funding Corp.
Series 2009-R6, Class 3A1, 2.063%, 1/26/37 (a)(c)	17,893	17,860
Banc of America Mortgage Securities, Inc.
Series 2004-5, Class 4A1, 4.750%, 6/25/19	71,898	71,990
Series 2004-K, Class 4A1, 2.651%, 12/25/34 (a)	49,522	48,319
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	88,532	44,372
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A-1, 1.096%, 10/25/32 (a)	5,756	5,478
Series 2003-AC5, Class A2, 5.500%, 10/25/33 (i)	7,605	7,787

Series 2005-CL1, Class A1, 0.827%, 9/25/34 (a)	874,922	814,038
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.319%, 3/25/31 (a)	92,694	93,472
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 1.056%, 3/25/34 (a)	172,390	137,761
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (i)	43,836	43,974
Series 2002-D, Class AF6, 4.660%, 12/25/32 (a)	3,440	3,484
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28 (a)	279,267	276,073
Countrywide Alternative Loan Trust
Series 2004-J3, Class 1A1, 5.500%, 4/25/34	76,661	78,174
Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	15,386	15,075
Series 2005-64CB, Class 1A7, 5.500%, 12/25/35	52,499	52,408
Countrywide Home Loans
Series 2004-J1, Class 1A1, 4.500%, 1/25/19	7,796	7,862
Countywide Asset-Backed Certificates
Series 2004-BC1, Class M2, 2.041%, 1/25/34 (a)	11,927	11,039
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-6, Class 5A1, 4.500%, 9/25/19	146,765	146,191
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 2/25/33 (i)	10	10
Delta Funding Home Equity Loan Trust
Series 1997-2, Class A7, 0.856%, 6/25/27 (a)	32,252	30,157
Encore Credit Receivables Trust
Series 2005-3, Class M2, 0.926%, 10/25/35 (a)	555,239	545,472
Equity One Mortgage Pass-Through Trust
Series 2004-2, Class AV2, 0.936%, 7/25/34 (a)	335,938	250,366
GMACM Home Equity Loan Trust
Series 2001-HE2, Class 1A1, 0.876%, 12/25/26 (a)	170,555	162,846
Series 2003-HE2, Class A5, 4.590%, 4/25/33 (i)	53,497	53,776
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (i)	178,917	179,592
GS Mortgage Securities Trust
Series 2009-RR1, Class JPA, 5.374%, 5/17/45 (c)	29,816	29,790
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (i)	27,794	26,213
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1A2, 7.500%, 1/25/35 (c)	55,435	56,808
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A4, 0.726%, 1/25/36 (a)	25,000	24,547
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (i)	370,293	366,056
Series 2002-9F, Class M1, 5.867%, 12/25/32 (i)	55,470	55,943
Irwin Home Equity Loan Trust
Series 2005-1, Class M1, 5.420%, 6/25/35 (i)	276,944	280,382
MASTR Alternative Loan Trust
Series 2003-2, Class 5A1, 5.500%, 3/25/18	324,227	325,591
MASTR Asset Securitization Trust
Series 2003-6, Class 8A1, 5.500%, 7/25/33	53,960	55,258
Series 2003-7, Class 4A44, 5.250%, 9/25/33	93,805	94,302
Series 2003-10, Class 3A1, 5.500%, 11/25/33	526,044	534,308
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-TBC3, Class A2, 2.609%, 10/20/29 (a)	138,697	133,402
RASC Trust
Series 2005-KS8, Class M3, 0.916%, 8/25/35 (a)	100,000	94,242
RBSSP Resecuritization Trust
Series 2009-2, Class 4A1, 2.653%, 5/26/37 (a)(c)	166,268	164,469
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 1.327%, 8/25/34 (a)	134,638	128,973
Residential Funding Mortgage Securities I, Inc.
Series 2006-SA4, Class 2A1, 3.668%, 11/25/36 (a)	67,027	57,754
Saxon Asset Securities Trust
Series 2002-3, Class M1, 1.561%, 12/25/32 (a)	17,586	16,298
Specialty Unwriting & Residential Finance Trust
Series 2003-BC3, Class A, 1.136%, 8/25/34 (a)	233,018	178,624
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-6XS, Class A4, 1.081%, 3/25/35 (a)	45,056	45,031
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 24A1, 2.589%, 5/25/36 (a)	341,365	191,130
Structured Asset Securities Corp. Mortgage Loan Trust

Series 2005-4XS, Class 1A3, 5.000%, 3/25/35 (i)	130,500	130,815
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-S2, Class M1A, 1.411%, 12/25/33 (a)	85,256	81,400
Series 2003-S2, Class M1F, 5.370%, 12/25/33 (i)	255,767	255,323
SunTrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 3A1, 6.127%, 2/25/37 (a)	214,435	209,615
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	9,987	10,212
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A, 1.905%, 2/27/34 (a)	66,527	64,456
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	193,118	196,804
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, Class 1A1, 2.832%, 1/25/35 (a)	336,860	334,507
Total Residential Mortgage-Backed Securities - Non-Agency (cost $8,266,373)		8,261,346

U.S. TREASURY NOTES - 2.3%
United States Treasury Note
2.000%, 4/30/16	1,000,000	1,002,748
Total U.S. Treasury Notes (cost $1,002,813)		1,002,748

PRIVATE FUND INVESTMENT - 3.4%
Semper Rising Rate Strategy LP (d)(j)(k)(l)(m)		1,448,697
Total Private Fund Investment (cost $1,500,000)		1,448,697

SHORT-TERM INVESTMENTS - 11.5%
Private Placement Participation Agreements - 2.9%
BasePoint - BP Trust Series GFM SPL - I
8.000%, 5/31/16 (d)(f)	338,796	338,796
BasePoint - BP Trust Series GFM-III Jr.
10.000%, 5/5/17 (d)(e)	250,000	250,000
BasePoint - BP Trust Series GFM-III Sr.
8.000%, 5/5/17 (d)(e)	101,171	101,171
BasePoint Merchant Lending Trust Series SPL - II
8.000%, 5/31/16 (d)(h)	219,689	219,689
BasePoint - BP TTNA Trust - Series SPL - I
12.000%, 7/15/17 (d)(g)	360,757	360,757
Total Private Placement Participation Agreements (cost $1,270,413)		1,270,413

Money Market Fund - 8.6%
First American Government Obligations Fund - Class Z, 0.18% (b)	3,709,386	3,709,386
Total Money Market Fund (cost $3,709,386)		3,709,386
Total Short-Term Investments (cost $4,979,799)		4,979,799
Total Investments (cost $44,345,251) - 101.9%		44,015,258
Liabilities less Other Assets - (1.9)%		(829,075)
TOTAL NET ASSETS - 100.0%		$43,186,183

(a)	Variable rate security. Rate shown reflects the rate in effect at February 29, 2016.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2016.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 29, 2016, the value of these investments was $14,363,541 or 33.3% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BP Trust Series SLP-III. As of February 29, 2016, the value of this investment was $351,171 or 0.8% of total net assets.
(f)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP GFM Trust - SPL I. As of February 29, 2016, the value of this investment was $338,796 or 0.8% of total net assets.
(g)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP TTNA Trust. As of February 29, 2016, the value of this investment was $360,757 or 0.8% of total net assets.
(h)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint Merchant Lending Trust - Series SPL - II. As of February 29, 2016, the value of this investment was $219,689 or 0.5% of total net assets.
(i)	Step-up bond; the interest rate shown is the rate in effect as of February 29, 2016.
(j)	Non-income producing security.
(k)	Security is considered illiquid. As of February 29, 2016, the value of these investments was $1,448,697 or 3.4% of total net assets.

(l)	The next available redemption date is March 31, 2016. Redemptions are allowed monthly and require 45 days notification.
(m)	Investment in affiliated security. This private fund is sub-advised by the Fund's investment adviser.
AGM - Assured Guaranty Municipal Corp.
FDIC - Federal Deposit Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Securities Sold Short - February 29, 2016 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 7.3%
FNMA TBA
3.500%, 3/15/41	$3,000,000	$3,143,352
Total U.S. Government Agencies (proceeds $3,142,383)		3,143,352

Semper Funds
Notes to the Schedule of Investments
February 29, 2016 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 29, 2016:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$12,894,673	$17,801,896	$30,696,569
Collateralized Debt Obligations	-	-	4,986,369	4,986,369
Commercial Mortgage-Backed Securities - Agency	-	18,998,716	8,503,666	27,502,382
Commercial Mortgage-Backed Securities – Non-Agency	-	81,887,230	3,333,234	85,220,464
Corporate Bonds	-	1,526,625	-	1,526,625
Residential Mortgage-Backed Securities - Agency	-	2,341,432	2,274,000	4,615,432
Residential Mortgage-Backed Securities – Non-Agency	-	217,731,445	2,904,759	220,636,204
Total Fixed Income	-	333,853,496	39,803,924	375,184,045
Private Fund Investment	-	-	5,794,787	5,794,787
Private Placement Participation Agreements	-	-	3,607,568	3,607,568
Money Market Fund	18,136,677	-	-	18,136,677
Short-Term Investments	18,136,677	-	3,607,568	21,744,245
Total Investments	$18,136,677	$333,853,496	$49,206,279	$402,723,077

Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$-	$8,278,161	$1,663,898	$9,942,059
Collateralized Debt Obligations		315,063	674,834	989,897
Commercial Mortgage-Backed Securities - Agency	-	3,153,038	-	3,153,038
Commercial Mortgage-Backed Securities – Non-Agency	-	7,889,920	1,129,612	9,019,532
Municipal Bonds	-	1,527,282	-	1,527,282
Principal Only Bond	-	279,211	-	279,211
Residential Mortgage-Backed Securities - Agency	-	3,411,649	-	3,411,649
Residential Mortgage-Backed Securities – Non-Agency	-	8,261,346	-	8,261,346
U.S. Treasury Notes	-	1,002,748	-	1,002,748
Total Fixed Income	-	34,118,418	3,468,344	37,586,762
Private Fund Investment	-	-	1,448,697	1,448,697
Private Placement Participation Agreements	-	-	1,270,413	1,270,413
Money Market Fund	3,709,386	-	-	3,709,386
Short-Term Investments	3,709,386	-	1,270,413	4,979,799
Total Assets	$3,709,386	$34,118,418	$6,187,454	$44,015,258

Liabilities:
Securities Sold Short	$-	$3,143,352	$-	$3,143,352
Total Liabilities	$-	$3,143,352	$-	$3,143,352

Refer to the Funds’ schedule of investments for additional information. Transfers between levels are recognized at February 29, 2016, the end of the reporting period.  The Funds’ recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Semper MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.
	Asset-Backed Securities	Collateralized Debt Obligations	Commercial MBS - Agency	Commercial MBS - Non- Agency
Balance as of November 30, 2015	$21,315,175	$3,616,757	$7,571,410	$10,647,301

Accrued discounts/premiums	45,252	34,898	25,593	10,337
Realized gain/(loss)	49,333	3,114	(166)	(399,134)
Change in unrealized appreciation/ (depreciation)	(409,500)	(354,007)	(257,896)	(14,328)
Purchases	405,008	1,713,748	3,001,574	1,485,201
Sales	(3,603,372)	(28,141)	(142,835)	(8,663,122)
Transfers in and/or out of Level 3	-	-	(1,694,014)	238,323

Balance as of February 29, 2016	$17,801,896	$4,986,369	$8,503,666	$3,333,234

(Continued)	Residential MBS - Agency	Residential MBS - Non-Agency	Private Fund Investment	Private Placement Participation Agreements

Balance as of November 30, 2015	$2,457,000	$4,712,640	$6,158,347	-

Accrued discounts/premiums	-	9,799	-	-
Realized gain/(loss)	-	11,646	-	-
Change in unrealized appreciation/ (depreciation)	(183,000)	(1,949,221)	(363,560)	-
Purchases	-	70,187	-	8,000,000
Sales	-	(72,154)	-	(4,392,432)
Transfers in and/or out of Level 3	-	121,862	-	-

Balance as of February 29, 2016	$2,274,000	$2,904,759	$5,794,787	$3,607,568

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 29, 2016, and still classified as level 3 was $(4,060,069).

The following is a reconciliation of the Semper Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Asset- Backed Securities	Collateralized Debt Obligations	Commercial MBS Non- Agency	Private Fund Investment	Private Placement Participation Agreements

Balance as of November 30, 2015	$508,100	$734,748	$1,505,384	$1,539,587	$2,527,748

Accrued discounts/premiums	970	4,978	190	-	-
Realized gain/(loss)	39	673	(8,959)	-	-
Change in unrealized appreciation/(depreciation)	(18,316)	(61,860)	(308)	(90,890)	-
Purchases	1,181,881	-	149,126	-	3,688,011
Sales	(8,776)	(3,705)	(882,650)	-	(4,945,346)
Transfers in and/or out of Level 3	-	-	213,917	-	-

Balance as of February 29, 2016	$1,663,898	$674,834	$976,700	$1,448,697	$1,270,413

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 29, 2016, and still classified as level 3 was $(185,030).

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.  A transfer from level 2 to level 3 occurred because the primary pricing service was no longer able to provide a valuation for one security held in both Funds.  The Funds’ primary pricing service was unable to provide a valuation for 37 other securities held on February 29, 2016.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Funds’ adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, the primary pricing service provided a valuation for the Mortgage Equity Conversion Asset Trust security held in the MBS Total Return Fund and the Morgan Stanley Re-REMIC Trust security held in the Short Duration Fund based on a single broker quote.  The Funds’ investment adviser currently provides a daily fair valuation for the Semper Rising Rate Strategy LP investment (“LP”).  Each of the underlying holdings held in the LP are valued daily based on the change in a unique benchmark for each holding.  Since the fair value of each security utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the MBS Total Return Fund as of February 29, 2016, are as follows:

Investments in Securities	Value at 2/29/16	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint TTNA Trust	$3,607,368	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 12%, with very strong collateral, overcollateralization, seniority with strong waterfalls and sponsor guarantees.  Collateral performance and principal amortization was as expected, and the investment was fully paid down in March.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of February 29, 2016, are as follows:

Investments in Securities	Value at 2/29/16	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint Merchant Lending Trust	$219,689	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 8%, approximately 3.25% higher than the current yield of the Barclays Capital High Yield Loan Index.  Our analysis indicates that the credit quality of the loan participation is higher than the average quality of the Barclays Loan Index from a combination of 5% subordination, lockbox and waterfall features, overcollateralization and quality of receivables securing the loans including merchant cash advances, and small business loan receivables.  Since purchase, cash flows and asset quality has been as expected.  LTV is approximately 70%. The Index yield remains roughly unchanged and a price of par results in the same yield spread.

Private Placement Participation Agreements – BasePoint - BP Trust Series GFM-III Jr.	$250,000	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
The loan participation’s projected yield to maturity at purchase was 10%, approximately 5.5% higher than the yield of the Barclays Capital High Yield Loan Index.  Our analysis indicates that the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  LTV is 66%.  The purchase yield spread remains appropriate, equal to a price of par.  The principal is scheduled to pay down Jun- - Sept 2017.

Private Placement Participation Agreements – BasePoint - BP Trust Series GFM-III Sr.	$101,171	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
The loan participation’s projected yield to maturity at purchase was 8%, approximately 3.5% higher than the yield of the Barclays Capital High Yield Loan Index.  Our analysis indicates that the loan participation is higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  LTV is 66% and approximately 65% has paid down, with approximately 5% per month paying down at 100 and final maturity approximately 13 months. The purchase yield spread remains appropriate, equal to a price of par.

Private Placement Participation Agreements – BasePoint - BP Trust Series GFM SPL I	$338,796	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
The loan participation’s projected yield to maturity at purchase was 8%, approximately 3.5% higher than the yield of the Barclays Capital High Yield Loan Index.  Our analysis indicates that the credit quality of the loan participation is higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is largely offset by the short year average life.  Since purchase, cash flows have been as expected with no asset quality deterioration.  LTV is 70% and approximately 75% has paid down, at 100. The purchase yield spread remains appropriate, equal to a price of par.  Principal will be paid down in approximately 6 months.

Private Placement Participation Agreements – BasePoint TTNA Trust	$360,757	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
At the time of purchase, the loan participation’s projected yield to maturity was 12%, with very strong collateral, overcollateralization, seniority with strong waterfalls and sponsor guarantees.  Collateral performance and principal amortization was as expected, and the investment was fully paid down in March

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At February 29, 2016, the MBS Total Return Fund had investments in illiquid securities with a total value of $9,402,355 or 6.8% of total net assets and the Short Duration Fund had investments in illiquid securities with a total value of $2,719,110 or 6.3% of total net assets.

Information concerning these illiquid securities in the Funds is as follows:

MBS Total Return Fund
	PAR	Dates Acquired	Cost Basis
BasePoint TTNA Trust	$3,607,568	1/16	$3,607,568
Semper Rising Rate Strategy LP	-	11/15	6,000,000

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
BasePoint – BP Trust Series GFM SPL-1	$338,796	8/14	$338,796
BasePoint – BP Trust Series GFM-III Jr., 10.00%	250,000	10/14	250,000
BasePoint – BP Trust Series GFM-III Sr., 8.00%	101,171	10/14	101,171
BasePoint Merchant Lending Trust	219,689	2/16	219,689
BasePoint TTNA Trust	360,757	11/15	360,757
Semper Rising Rate Strategy LP	-	11/15	1,500,000

Note 3 – Investment in Affiliated Security

Each Fund made an investment in a private fund that is sub-advised by the Funds’ investment adviser resulting in that private fund being considered an affiliated investment, as defined in the Investment Company Act of 1940, as amended.  The market value of the affiliated investment as of February 29, 2016 amounted to $5,794,787 or 1.4% of net assets in the MBS Total Return Fund and $1,448,697 or 3.4% of net assets in the Short Duration Fund.  Transactions during the period ended February 29, 2016 in each Fund in which the investment in the private fund was considered an “affiliated investment” are as follows:

	MBS Total Return Fund	Short Duration Fund
Beginning Cost	$6,000,000	$1,500,000
Purchase Cost	-	-
Sales Cost	-	-
Ending Cost	$6,000,000	$1,500,000
Dividend Income	-	-
Net Realized Gain/(Loss)	-	-

Note 4 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

MBS Total Return Fund

Cost of investments	$417,536,177

Gross unrealized appreciation	$1,926,140
Gross unrealized depreciation	(16,739,240)
Net unrealized depreciation	($14,813,100)

Short Duration Fund

Cost of investments	$44,345,319

Gross unrealized appreciation	$407,448
Gross unrealized depreciation	(737,509)
Net unrealized depreciation	($330,061)

 *Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   4/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  4/21/2016

By (Signature and Title)*  /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  4/21/2016                                                                                __

* Print the name and title of each signing officer under his or her signature.